Financial Instruments (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Effect of interest rate swap hedges on results
Unrealized gains			$ 16,770,000	$ 4,556,000
Unrealized and realized losses on interest rate swaps	(24,855,000)	(36,997,000)	(57,066,000)	(69,489,000)
Interest rate swap contracts
Cash Flow Interest Rate Swap Hedges
Unrealized gains related to fair value changes			76,000,000	2,200,000
Hedge ineffectiveness gains				1,800,000
Interest rate swap contracts | Cash Flow Hedges
Cash Flow Interest Rate Swap Hedges
Fair Value of swap liabilities	(233,160,000)		(233,160,000)		(307,048,000)
Fair value of swap assets	2,198,000		2,198,000
Unrealized losses reclassified from accumulated OCI into earnings			58,800,000
Change in fair value			76,100,000	42,700,000
Effect of interest rate swap hedges on results
Total realized losses	(36,600,000)	(40,400,000)	(72,500,000)	(80,400,000)
Realized losses deferred in Other Comprehensive Loss		2,200,000		7,000,000
Realized losses expensed in condensed consolidated Statements of Income	(36,600,000)	(38,200,000)	(72,500,000)	(73,400,000)
Amortization of deferred realized losses	(1,000,000)	(800,000)	(2,000,000)	(1,500,000)
Unrealized gains	12,600,000	1,300,000	17,200,000	4,000,000
Unrealized and realized losses on interest rate swaps	(25,000,000)	(37,700,000)	(57,300,000)	(70,900,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(16,003,000)		(16,003,000)		(20,759,000)
RBS | Interest rate swap contracts | 4.922% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.922%		4.922%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(6,716,000)		(6,716,000)		(11,253,000)
RBS | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%		4.855%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(1,925,000)		(1,925,000)		(4,172,000)
RBS | Interest rate swap contracts | 4.875% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.875%		4.875%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(1,934,000)		(1,934,000)		(4,190,000)
RBS | Interest rate swap contracts | 4.78% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.78%		4.78%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(1,894,000)		(1,894,000)		(4,103,000)
RBS | Interest rate swap contracts | 4.9775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9775%		4.9775%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(11,284,000)		(11,284,000)		(15,882,000)
RBS | Interest rate swap contracts | 5.07% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.07%		5.07%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(10,839,000)		(10,839,000)		(13,424,000)
RBS | Interest rate swap contracts | 5.12% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	5.12%		5.12%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(10,920,000)		(10,920,000)		(13,523,000)
HSH Nordbank | Interest rate swap contracts | 4.855% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	400,000,000		400,000,000
Fixed Rate (Danaos pays) (as a percent)	4.855%		4.855%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(25,866,000)		(25,866,000)		(34,952,000)
CITI | Interest rate swap contracts | 5.124% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.124%		5.124%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(16,919,000)		(16,919,000)		(21,792,000)
CITI | Interest rate swap contracts | 5.1775% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	5.1775%		5.1775%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(17,186,000)		(17,186,000)		(22,116,000)
CITI | Interest rate swap contracts | 4.9975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	4.9975%		4.9975%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(15,437,000)		(15,437,000)		(21,241,000)
CITI | Interest rate swap contracts | 5.1% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	5.10%		5.10%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(26,749,000)		(26,749,000)		(33,273,000)
CITI | Interest rate swap contracts | 4.98% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	100,000,000		100,000,000
Fixed Rate (Danaos pays) (as a percent)	4.98%		4.98%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(10,658,000)		(10,658,000)		(13,243,000)
CITI | Interest rate swap contracts | 4.695% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.695%		4.695%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(21,234,000)		(21,234,000)		(26,357,000)
Eurobank | Interest rate swap contracts | 4.8125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.8125%		4.8125%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(21,054,000)		(21,054,000)		(25,725,000)
Eurobank | Interest rate swap contracts | 4.755% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	200,000,000		200,000,000
Fixed Rate (Danaos pays) (as a percent)	4.755%		4.755%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair Value of swap liabilities	(16,542,000)		(16,542,000)		(21,043,000)
ABN Amro | Interest rate swap contracts | 1.4975% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	325,000,000		325,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4975%		1.4975%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair value of swap assets	1,124,000		1,124,000
ABN Amro | Interest rate swap contracts | 1.4125% p.a.
Cash Flow Interest Rate Swap Hedges
Notional Amount on Effective Date	250,000,000		250,000,000
Fixed Rate (Danaos pays) (as a percent)	1.4125%		1.4125%
Floating Rate (Danaos receives) (as a percent)			USD LIBOR 3M BBA
Fair value of swap assets	$ 1,074,000		$ 1,074,000